                            [LOGO OF NATIONWIDE/(R)/]

                                 Nationwide/(R)/
                             VLI Seperate Account-6

                                  Annual Report

                                       to

                                 Contract Owners

                                December 31, 2004

                        NATIONWIDE LIFE INSURANCE COMPANY

                           HOME OFFICE: COLUMBUS, OHIO

VLX-0100AO-12/04

                        NATIONWIDE VLI SEPARATE ACCOUNT-6
          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY
                                December 31, 2004

Assets:
  Investments at fair value:
    American Century VP - Income & Growth Fund - Class II (ACVPIncGr2)
      4,635 shares (cost $31,168) .........................................................      $      33,834
    American Century VP - Ultra/(R)/Fund - Class II (ACVPUltra2)
      11,516 shares (cost $108,560) .......................................................            116,657
    American Century VP - Value Fund - Class II (ACVPVal2)
      13,410 shares (cost $109,236) .......................................................            117,202
    Fidelity/(R)/ VIP - Equity-Income Portfolio - Service Class 2 (FidVIPEI2)
      4,929 shares (cost $112,128) ........................................................            123,675
    Fidelity/(R)/ VIP - Growth Portfolio - Service Class 2 (FidVIPGr2)
      1,172 shares (cost $36,716) .........................................................             37,093
    Fidelity/(R)/ VIP II - Contrafund/(R)/Portfolio - Service Class 2 (FidVIPCon2)
      8,271 shares (cost $196,875) ........................................................            217,943
    Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd)
      3,992 shares (cost $46,412) .........................................................             46,388
    Gartmore GVIT ID Aggressive Fund - Class II (GVITIDAgg)
      356 shares (cost $3,708) ............................................................              4,101
    Gartmore GVIT ID Conservative Fund - Class II (GVITIDCon)
      230 shares (cost $2,384) ............................................................              2,407
    Gartmore GVIT ID Moderate Fund - Class II (GVITIDMod)
      450 shares (cost $5,071) ............................................................              5,072
    Gartmore GVIT ID Moderately Aggressive Fund - Class II (GVITIDModAgg)
      2,004 shares (cost $22,975) .........................................................             23,088
    Gartmore GVIT ID Moderately Conservative Fund - Class II (GVITIDModCon)
      226 shares (cost $2,376) ............................................................              2,461
    Gartmore GVIT Mid Cap Growth Fund - Class I (GVITSMdCpGr)
      247 shares (cost $5,467) ............................................................              6,101
    Gartmore GVIT Money Market Fund II - Class I (GVITMyMkt2)
      5,164,035 shares (cost $5,164,035) ..................................................          5,164,035
    Gartmore GVIT Nationwide/(R)/Fund: Class II (GVITNWFund2)
      10,201 shares (cost $113,480) .......................................................            113,434
    Gartmore GVIT Small Cap Growth Fund - Class II (GVITSmCapGr2)
      226 shares (cost $2,956) ............................................................              3,296
    Gartmore GVIT Small Cap Value Fund - Class II (GVITSmCapVal2)
      1,978 shares (cost $24,404) .........................................................             24,824
    Gartmore GVIT Small Company Fund - Class II (GVITSmComp2)
      1,143 shares (cost $25,101) .........................................................             26,061
    Rydex VT - Arktos Fund (RyArktos)
      267 shares (cost $5,656) ............................................................              5,669
    Rydex VT - Banking Fund (RyBank)
      1,566 shares (cost $56,284) .........................................................             56,830
    Rydex VT - Basic Materials Fund (RyBasicM)
      4,725 shares (cost $154,267) ........................................................            154,312
    Rydex VT - Biotechnology Fund (RyBioTech)
      4,140 shares (cost $80,211) .........................................................             79,946

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-6
     STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY, Continued

    Rydex VT - Consumer Products Fund (RyConsProd)
      3,257 shares (cost $106,728) ........................................................      $     107,308
    Rydex VT - Electronics Fund (RyElec)
      17,007 shares (cost $220,926) .......................................................            223,980
    Rydex VT - Energy Fund (RyEng)
      4,538 shares (cost $133,877) ........................................................            134,696
    Rydex VT - Energy Services Fund (RyEnSvc)
      4,560 shares (cost $94,299) .........................................................             95,071
    Rydex VT - Financial Services Fund (RyFinSvc)
      2,765 shares (cost $82,431) .........................................................             84,005
    Rydex VT - Health Care Fund (RyHealthC)
      2,422 shares (cost $61,486) .........................................................             61,674
    Rydex VT - Internet Fund (RyNet)
      6,340 shares (cost $107,929) ........................................................            107,849
    Rydex VT - Inverse Dynamic Dow 30 Fund (RyInvDyn30)
      2,435 shares (cost $109,696) ........................................................            105,229
    Rydex VT - Inverse Mid-Cap Fund (RyInvMidCap)
      2 shares (cost $68) .................................................................                 68
    Rydex VT - Juno Fund (RyJuno)
      17,239 shares (cost $384,466) .......................................................            378,390
    Rydex VT - Large Cap Europe Fund (RyLgCapEuro)
      7,166 shares (cost $179,943) ........................................................            162,091
    Rydex VT - Large Cap Japan Fund (RyLgCapJapan)
      3,697 shares (cost $101,092) ........................................................            102,664
    Rydex VT - Large-Cap Growth Fund (RyLgCapGr)
      10,207 shares (cost $265,982) .......................................................            262,824
    Rydex VT - Large-Cap Value Fund (RyLgCapVal)
      3,726 shares (cost $104,806) ........................................................            103,123
    Rydex VT - Leisure Fund (RyLeisure)
      6,822 shares (cost $170,109) ........................................................            173,203
    Rydex VT - Long Dynamic Dow 30 Fund (RyLongDyn30)
      28,163 shares (cost $766,393) .......................................................            729,132
    Rydex VT - Medius Fund (RyMedius)
      18,597 shares (cost $479,871) .......................................................            492,822
    Rydex VT - Mekros Fund (RyMekros)
      115,006 shares (cost $3,709,266) ....................................................          3,869,958
    Rydex VT - Mid-Cap Growth Fund (RyMidCapGr)
      9,525 shares (cost $258,110) ........................................................            258,411
    Rydex VT - Mid-Cap Value Fund (RyMidCapVal)
      8,118 shares (cost $229,509) ........................................................            219,827
    Rydex VT - Nova Fund (RyNova)
      72,227 shares (cost $578,952) .......................................................            596,593
    Rydex VT - OTC Fund (RyOTC)
      52,693 shares (cost $746,502) .......................................................            758,247
    Rydex VT - Precious Metals Fund (RyPrecMet)
      9,196 shares (cost $79,066) .........................................................             78,811
    Rydex VT - Real Estate Fund (RyRealEst)
      3,736 shares (cost $141,185) ........................................................            142,043

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-6
     STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY, Continued

    Rydex VT - Retailing Fund (RyRetail)
      796 shares (cost $21,263) ...........................................................      $      21,211
    Rydex VT - Sector Rotation Fund (RySectRot)
      12,261 shares (cost $134,705) .......................................................            136,829
    Rydex VT - Small-Cap Growth Fund (RySmCapGr)
      12,155 shares (cost $350,298) .......................................................            347,038
    Rydex VT - Small-Cap Value Fund (RySmCapVal)
      7,047 shares (cost $206,894) ........................................................            203,245
    Rydex VT - Technology Fund (RyTech)
      2,351 shares (cost $31,861) .........................................................             31,744
    Rydex VT - Telecommunications Fund (RyTele)
      449 shares (cost $9,164) ............................................................              9,227
    Rydex VT - Titan 500 Fund (RyTitan500)
      46,980 shares (cost $948,797) .......................................................            931,608
    Rydex VT - Transportation Fund (RyTrans)
      1,963 shares (cost $60,166) .........................................................             61,731
    Rydex VT - U.S. Government Bond Fund (RyUSGvtBd)
      6,092 shares (cost $71,758) .........................................................             72,372
    Rydex VT - Ursa Fund (RyUrsa)
      1,625 shares (cost $8,571) ..........................................................              8,436
    Rydex VT - Utilities Fund (RyUtil)
      5,134 shares (cost $89,289) .........................................................             89,032
    Rydex VT - Velocity 100 Fund (RyVel100)
      44,226 shares (cost $1,010,674) .....................................................          1,021,171
                                                                                                 -------------
        Total Investments .................................................................         18,546,092
Accounts Receivable .......................................................................              1,347
                                                                                                 -------------
        Total Assets ......................................................................         18,547,439
Accounts Payable ..........................................................................                  -
                                                                                                 -------------
Contract Owners Equity (note 7) ...........................................................      $  18,547,439
                                                                                                 =============

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-6
STATEMENTS OF OPERATIONS
Year Ended December 31, 2004

Investment activity:                                      Total            ACVPIncGr2        ACVPUltra2           ACVPVal2
                                                     ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ...........................   $        91,484                218                  -                  -
  Mortality and expense risk charges .............                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) .................            91,484                218                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold ..........       223,496,952              3,990             87,989             27,391
  Cost of mutual fund shares sold ................      (223,550,813)            (3,926)           (87,824)           (26,079)
                                                     ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ..........           (53,861)                64                165              1,312
  Change in unrealized gain (loss)
    on investments ...............................           180,183              2,666              8,097              7,966
                                                     ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ...............           126,322              2,730              8,262              9,278
                                                     ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains .......................           136,374                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from operations ...   $       354,180              2,948              8,262              9,278
                                                     ===============    ===============    ===============    ===============

Investment activity:                                    FidVIPEI2          FidVIPGr2          FidVIPCon2         GVITGvtBd
                                                     ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ...........................               180                 26                 58                966
  Mortality and expense risk charges .............                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) .................               180                 26                 58                966
                                                     ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold ..........           127,083              2,929            182,934          1,414,847
  Cost of mutual fund shares sold ................          (126,505)            (3,190)          (179,300)        (1,416,377)
                                                     ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ..........               578               (261)             3,634             (1,530)
  Change in unrealized gain (loss)
    on investments ...............................            11,547                378             21,069                (24)
                                                     ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ...............            12,125                117             24,703             (1,554)
                                                     ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains .......................                46                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from operations ...            12,351                143             24,761               (588)
                                                     ===============    ===============    ===============    ===============

Investment activity:                                    GVITGvtBd2          GVITIDAgg         GVITIDCon           GVITIDMod
                                                     ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ...........................   $            24                 44                 30                 42
  Mortality and expense risk charges .............                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) .................                24                 44                 30                 42
                                                     ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold ..........         1,381,594                160                 37                166
  Cost of mutual fund shares sold ................        (1,394,464)              (156)               (37)              (163)
                                                     ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ..........           (12,870)                 4                  -                  3
  Change in unrealized gain (loss)
    on investments ...............................                 -                394                 23                  1
                                                     ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ...............           (12,870)               398                 23                  4
                                                     ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains .......................                18                 52                 12                  8
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from operations ...   $       (12,828)               494                 65                 54
                                                     ===============    ===============    ===============    ===============

Investment activity:                                   GVITIDModAgg       GVITIDModCon       GVITSMdCpGr         GVITMyMkt2
                                                     ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ...........................               190                 30                  -             24,250
  Mortality and expense risk charges .............                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) .................               190                 30                  -             24,250
                                                     ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold ..........               179                 38              1,563         83,164,336
  Cost of mutual fund shares sold ................              (178)               (37)            (1,581)       (83,164,336)
                                                     ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ..........                 1                  1                (18)                 -
  Change in unrealized gain (loss)
    on investments ...............................               114                 85                634                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ...............               115                 86                616                  -
                                                     ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains .......................               198                  6                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from operations ...               503                122                616             24,250
                                                     ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2004

Investment activity:                                   GVITNWFund2       GVITSmCapGr2       GVITSmCapVal2       GVITSmComp2
                                                     ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ...........................   $         4,066                  -                  -                  -
  Mortality and expense risk charges .............                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) .................             4,066                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold ..........         2,709,540             63,975              1,668                427
  Cost of mutual fund shares sold ................        (2,705,707)           (66,155)            (1,746)              (411)
                                                     ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ..........             3,833             (2,180)               (78)                16
  Change in unrealized gain (loss)
    on investments ...............................               (46)               340                421                960
                                                     ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ...............             3,787             (1,840)               343                976
                                                     ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains .......................                 -                  -              1,732              2,944
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from operations ...   $         7,853             (1,840)             2,075              3,920
                                                     ===============    ===============    ===============    ===============

Investment activity:                                     RyArktos            RyBank            RyBasicM          RyBioTech
                                                     ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ...........................                 -                 84                 68                  -
  Mortality and expense risk charges .............                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) .................                 -                 84                 68                  -
                                                     ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold ..........         6,232,863          1,578,130          2,858,976          1,514,877
  Cost of mutual fund shares sold ................        (6,408,546)        (1,578,437)        (2,846,877)        (1,514,808)
                                                     ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ..........          (175,683)              (307)            12,099                 69
  Change in unrealized gain (loss)
    on investments ...............................                14                546                 46               (265)
                                                     ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ...............          (175,669)               239             12,145               (196)
                                                     ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains .......................                 -                654              3,914                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from operations ...          (175,669)               977             16,127               (196)
                                                     ===============    ===============    ===============    ===============

Investment activity:                                   RyConsProd           RyElec             RyEng               RyEnSvc
                                                     ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ...........................   $            34                  -                  6                  -
  Mortality and expense risk charges .............                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) .................                34                  -                  6                  -
                                                     ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold ..........         2,157,788          1,212,142         13,052,046          8,095,644
  Cost of mutual fund shares sold ................        (2,165,056)        (1,223,474)       (13,037,079)        (8,200,113)
                                                     ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ..........            (7,268)           (11,332)            14,967           (104,469)
  Change in unrealized gain (loss)
    on investments ...............................               580              2,962                819                772
                                                     ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ...............            (6,688)            (8,370)            15,786           (103,697)
                                                     ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains .......................             1,524                  -                 44                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from operations ...   $        (5,130)            (8,370)            15,836           (103,697)
                                                     ===============    ===============    ===============    ===============

Investment activity:                                    RyFinSvc           RyHealthC            RyNet            RyInvDyn30
                                                     ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ...........................               132                  -                  -                  -
  Mortality and expense risk charges .............                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) .................               132                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold ..........         1,208,832          2,223,872          4,551,676            156,358
  Cost of mutual fund shares sold ................        (1,204,944)        (2,227,497)        (4,572,589)          (161,204)
                                                     ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ..........             3,888             (3,625)           (20,913)            (4,846)
  Change in unrealized gain (loss)
    on investments ...............................             1,574                188               (243)            (4,467)
                                                     ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ...............             5,462             (3,437)           (21,156)            (9,313)
                                                     ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains .......................                 -                576                  -              2,480
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from operations ...             5,594             (2,861)           (21,156)            (6,833)
                                                     ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2004

Investment activity:                                   RyInvMidCap         RyInvSmCap          RyJuno           RyLgCapEuro
                                                     ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ...........................   $             -                  -                  -             18,654
  Mortality and expense risk charges .............                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) .................                 -                  -                  -             18,654
                                                     ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold ..........           327,886          6,158,494          1,865,386          1,204,658
  Cost of mutual fund shares sold ................          (329,308)        (6,211,334)        (1,893,962)        (1,183,188)
                                                     ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ..........            (1,422)           (52,840)           (28,576)            21,470
  Change in unrealized gain (loss)
    on investments ...............................                 -                  1             (6,075)           (17,852)
                                                     ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ...............            (1,422)           (52,839)           (34,651)             3,618
                                                     ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains .......................                 -                  -              3,076                322
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from operations ...   $        (1,422)           (52,839)           (31,575)            22,594
                                                     ===============    ===============    ===============    ===============

Investment activity:                                   RyLgCapJapan        RyLgCapGr          RyLgCapVal         RyLeisure
                                                     ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ...........................                 -              1,456                520                  -
  Mortality and expense risk charges .............                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) .................                 -              1,456                520                  -
                                                     ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold ..........           986,881          1,628,807          2,462,464            724,005
  Cost of mutual fund shares sold ................          (981,536)        (1,626,584)        (2,459,866)          (719,242)
                                                     ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ..........             5,345              2,223              2,598              4,763
  Change in unrealized gain (loss)
    on investments ...............................             1,572             (3,158)            (1,682)             3,094
                                                     ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ...............             6,917               (935)               916              7,857
                                                     ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains .......................                 -              1,712              1,478                 54
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from operations ...             6,917              2,233              2,914              7,911
                                                     ===============    ===============    ===============    ===============

Investment activity:                                   RyLongDyn30          RyMedius           RyMekros         RyMidCapGr
                                                     ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ...........................   $        29,402                  -                  -                  -
  Mortality and expense risk charges .............                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) .................            29,402                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold ..........           105,437          5,467,790         18,992,609          2,058,639
  Cost of mutual fund shares sold ................          (105,457)        (5,488,191)       (18,687,328)        (2,054,735)
                                                     ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ..........               (20)           (20,401)           305,281              3,904
  Change in unrealized gain (loss)
    on investments ...............................           (37,260)            12,951            160,692                302
                                                     ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ...............           (37,280)            (7,450)           465,973              4,206
                                                     ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains .......................             3,088             23,054             22,928                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from operations ...   $        (4,790)            15,604            488,901              4,206
                                                     ===============    ===============    ===============    ===============

Investment activity:                                   RyMidCapVal           RyNova             RyOTC             RyPrecMet
                                                     ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ...........................                28                 66                  -                  -
  Mortality and expense risk charges .............                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) .................                28                 66                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold ..........         2,358,255          3,167,923          4,903,226          4,628,961
  Cost of mutual fund shares sold ................        (2,354,534)        (3,149,851)        (4,822,197)        (4,733,794)
                                                     ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ..........             3,721             18,072             81,029           (104,833)
  Change in unrealized gain (loss)
    on investments ...............................            (9,682)            17,642             11,745               (254)
                                                     ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ...............            (5,961)            35,714             92,774           (105,087)
                                                     ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains .......................            10,546                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from operations ...             4,613             35,780             92,774           (105,087)
                                                     ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2004

Investment activity:                                    RyRealEst           RyRetail           RySectRot        RySmCapGr
                                                     ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ...........................   $           526                  -                  -                  -
  Mortality and expense risk charges .............                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) .................               526                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold ..........         3,069,588          1,019,151            267,175          2,288,015
  Cost of mutual fund shares sold ................        (3,048,674)        (1,020,233)          (264,150)        (2,278,316)
                                                     ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ..........            20,914             (1,082)             3,025              9,699
  Change in unrealized gain (loss)
    on investments ...............................               859                (52)             2,124             (3,260)
                                                     ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ...............            21,773             (1,134)             5,149              6,439
                                                     ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains .......................               564                270                  -              5,122
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from operations ...   $        22,863               (864)             5,149             11,561
                                                     ===============    ===============    ===============    ===============

Investment activity:                                    RySmCapVal           RyTech            RyTele            RyTitan500
                                                     ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ...........................                86                  -                  -                  -
  Mortality and expense risk charges .............                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) .................                86                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold ..........         2,539,238          1,988,051          1,418,609          2,466,101
  Cost of mutual fund shares sold ................        (2,519,910)        (1,996,874)        (1,426,799)        (2,490,538)
                                                     ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ..........            19,328             (8,823)            (8,190)           (24,437)
  Change in unrealized gain (loss)
    on investments ...............................            (3,648)              (190)                64            (17,188)
                                                     ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ...............            15,680             (9,013)            (8,126)           (41,625)
                                                     ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains .......................             5,160                972                  -             26,908
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from operations ...            20,926             (8,041)            (8,126)           (14,717)
                                                     ===============    ===============    ===============    ===============

Investment activity:                                      RyTrans          RyUSGvtBd           RyUrsa              RyUtil
                                                     ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ...........................   $             -              6,018                  -              1,140
  Mortality and expense risk charges .............                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) .................                 -              6,018                  -              1,140
                                                     ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold ..........         1,426,202          6,570,710          3,482,187          2,937,166
  Cost of mutual fund shares sold ................        (1,417,900)        (6,622,638)        (3,511,686)        (2,926,372)
                                                     ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ..........             8,302            (51,928)           (29,499)            10,794
  Change in unrealized gain (loss)
    on investments ...............................             1,566                614               (135)              (256)
                                                     ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ...............             9,868            (51,314)           (29,634)            10,538
                                                     ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains .......................               688             16,084                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from operations ...   $        10,556            (29,212)           (29,634)            11,678
                                                     ===============    ===============    ===============    ===============

Investment activity:                                     RyVel100
                                                     ---------------
  Reinvested dividends ...........................             3,140
  Mortality and expense risk charges .............                 -
                                                     ---------------
    Net investment income (loss) .................             3,140
                                                     ---------------
  Proceeds from mutual fund shares sold ..........         2,969,288
  Cost of mutual fund shares sold ................        (2,906,820
                                                     ---------------
    Realized gain (loss) on investments ..........            62,468
  Change in unrealized gain (loss)
    on investments ...............................            10,498
                                                     ---------------
    Net gain (loss) on investments ...............            72,966
                                                     ---------------
  Reinvested capital gains .......................               140
                                                     ---------------
    Net increase (decrease) in contract
      owners' equity resulting from operations ...            76,246
                                                     ===============

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT- 6
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
Year Ended December 31, 2004 and for the period November 30, 2003 (commencement of operations) through December 31, 2003

                                                                    Total                              ACVPIncGr2
                                                     ----------------------------------    ----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................   $        91,484                 12                218                  -
  Realized gain (loss) on investments ............           (53,861)                 -                 64                  -
  Change in unrealized gain (loss)
    on investments ...............................           180,183                329              2,666                  -
  Reinvested capital gains .......................           136,374                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................           354,180                341              2,948                  -
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 6) .....................        23,566,422            177,058              2,360                  -
  Transfers between funds ........................                 -                  -             30,582                  -
  Surrenders (note 6) ............................           (23,392)                 -               (468)                 -
  Death benefits (note 4) ........................               (70)                 -                  -                  -
  Net policy repayments (loans) (note 5) .........        (4,750,092)                 -                  -                  -
  Deductions for surrender charges
    (note 2d) ....................................            (2,981)                 -                  -                  -
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ............................          (735,858)            (3,072)            (1,494)                 -
  Asset charges (note 3) .........................           (36,452)              (103)               (98)                 -
  Adjustments to maintain reserves ...............             1,467                 (9)                25                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net equity transactions ......................        18,019,044            173,874             30,907                  -
                                                     ---------------    ---------------    ---------------    ---------------
  Net change in contract owners' equity ..........        18,373,224            174,215             33,855                  -
    Contract owners' equity beginning
    of period ....................................           174,215                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
  Contract owners' equity end of period ..........   $    18,547,439            174,215             33,855                  -
                                                     ===============    ===============    ===============    ===============
  CHANGES IN UNITS:
    Beginning units ..............................            17,325                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Units purchased ..............................         3,795,355             18,676              2,892                  -
    Units redeemed ...............................        (2,230,218)            (1,351)              (178)                 -
                                                     ---------------    ---------------    ---------------    ---------------
    Ending units .................................         1,582,462             17,325              2,714                  -
                                                     ===============    ===============    ===============    ===============

                                                                 ACVPUltra2                            ACVPVal2
                                                     ----------------------------------    ----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................                 -                  -                  -                  -
  Realized gain (loss) on investments ............               165                  -              1,312                  -
  Change in unrealized gain (loss)
    on investments ...............................             8,097                  -              7,966                  -
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................             8,262                  -              9,278                  -
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 6) .....................             6,482                  -              5,142                  -
  Transfers between funds ........................           111,776                  -            106,732                  -
  Surrenders (note 6) ............................            (1,240)                 -               (464)                 -
  Death benefits (note 4) ........................                 -                  -                  -                  -
  Net policy repayments (loans) (note 5) .........              (806)                 -                176                  -
  Deductions for surrender charges
    (note 2d) ....................................              (295)                 -               (147)                 -
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ............................            (7,074)                 -             (3,318)                 -
  Asset charges (note 3) .........................              (450)                 -               (200)                 -
  Adjustments to maintain reserves ...............                10                  -                 12                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net equity transactions ......................           108,403                  -            107,933                  -
                                                     ---------------    ---------------    ---------------    ---------------
  Net change in contract owners' equity ..........           116,665                  -            117,211                  -
    Contract owners' equity beginning
    of period ....................................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
  Contract owners' equity end of period ..........           116,665                  -            117,211                  -
                                                     ===============    ===============    ===============    ===============
  CHANGES IN UNITS:
    Beginning units ..............................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Units purchased ..............................            16,085                  -              9,582                  -
    Units redeemed ...............................            (6,123)                 -               (332)                 -
                                                     ---------------    ---------------    ---------------    ---------------
    Ending units .................................             9,962                  -              9,250                  -
                                                     ===============    ===============    ===============    ===============

                                                                     (Continued)
                                        9

NATIONWIDE VLI SEPARATE ACCOUNT- 6
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Year Ended December 31, 2004 and for the period November 30, 2003 (commencement of operations) through December 31, 2003

                                                                  FidVIPEI2                            FidVIPGr2
                                                     ----------------------------------    ----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................   $           180                  -                 26                  -
  Realized gain (loss) on investments ............               578                  -               (261)                 -
  Change in unrealized gain (loss)
    on investments ...............................            11,547                  -                378                  -
  Reinvested capital gains .......................                46                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................            12,351                  -                143                  -
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 6) .....................             9,608                  -              1,878                  -
  Transfers between funds ........................           113,006                  -             38,490                  -
  Surrenders (note 6) ............................              (677)                 -               (431)                 -
  Death benefits (note 4) ........................                 -                  -                  -                  -
  Net policy repayments (loans) (note 5) .........            (1,222)                 -                  -                  -
  Deductions for surrender charges
    (note 2d) ....................................                 -                  -                  -                  -
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ............................            (8,874)                 -             (2,872)                 -
  Asset charges (note 3) .........................              (522)                 -               (118)                 -
  Adjustments to maintain reserves ...............                30                  -                  5                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net equity transactions ......................           111,349                  -             36,952                  -
                                                     ---------------    ---------------    ---------------    ---------------
  Net change in contract owners' equity ..........           123,700                  -             37,095                  -
    Contract owners' equity beginning
    of period ....................................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
  Contract owners' equity end of period ..........   $       123,700                  -             37,095                  -
                                                     ===============    ===============    ===============    ===============
  CHANGES IN UNITS:
    Beginning units ..............................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Units purchased ..............................            19,798                  -              3,681                  -
    Units redeemed ...............................            (9,830)                 -               (325)                 -
                                                     ---------------    ---------------    ---------------    ---------------
    Ending units .................................             9,968                  -              3,356                  -
                                                     ===============    ===============    ===============    ===============

                                                                 FidVIPCon2                             GVITGvtBd
                                                     ----------------------------------    ----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................                58                  -                966                  -
  Realized gain (loss) on investments ............             3,634                  -             (1,530)                 -
  Change in unrealized gain (loss)
    on investments ...............................            21,069                  -                (24)                 -
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................            24,761                  -               (588)                 -
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 6) .....................            21,764                  -             (3,040)                 -
  Transfers between funds ........................           188,990                  -             52,906                  -
  Surrenders (note 6) ............................            (1,853)                 -                  -                  -
  Death benefits (note 4) ........................                 -                  -                  -                  -
  Net policy repayments (loans) (note 5) .........            (1,214)                 -                  -                  -
  Deductions for surrender charges
    (note 2d) ....................................              (296)                 -                  -                  -
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ............................           (13,426)                 -             (2,612)                 -
  Asset charges (note 3) .........................              (786)                 -               (280)                 -
  Adjustments to maintain reserves ...............                23                  -                 18                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net equity transactions ......................           193,202                  -             46,992                  -
                                                     ---------------    ---------------    ---------------    ---------------
  Net change in contract owners' equity ..........           217,963                  -             46,404                  -
    Contract owners' equity beginning
    of period ....................................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
  Contract owners' equity end of period ..........           217,963                  -             46,404                  -
                                                     ===============    ===============    ===============    ===============
  CHANGES IN UNITS:
    Beginning units ..............................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Units purchased ..............................            27,748                  -             20,217                  -
    Units redeemed ...............................           (10,480)                 -            (15,853)                 -
                                                     ---------------    ---------------    ---------------    ---------------
    Ending units .................................            17,268                  -              4,364                  -
                                                     ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT- 6
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Year Ended December 31, 2004 and for the period November 30, 2003 (commencement of operations) through December 31, 2003

                                                                 GVITGvtBd2                             GVITIDAgg
                                                     ----------------------------------    ----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................   $            24                  -                 44                  -
  Realized gain (loss) on investments ............           (12,870)                 -                  4                  -
  Change in unrealized gain (loss)
    on investments ...............................                 -                  -                394                  -
  Reinvested capital gains .......................                18                  -                 52                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................           (12,828)                 -                494                  -
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 6) .....................            12,862                  -                  -                  -
  Transfers between funds ........................                 -                  -              3,766                  -
  Surrenders (note 6) ............................                 -                  -                  -                  -
  Death benefits (note 4) ........................                 -                  -                  -                  -
  Net policy repayments (loans) (note 5) .........                 -                  -                  -                  -
  Deductions for surrender charges
    (note 2d) ....................................                 -                  -                  -                  -
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ............................               (36)                 -               (150)                 -
  Asset charges (note 3) .........................                 -                  -                (10)                 -
  Adjustments to maintain reserves ...............                 2                  -                 18                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net equity transactions ......................            12,828                  -              3,624                  -
                                                     ---------------    ---------------    ---------------    ---------------
  Net change in contract owners' equity ..........                 -                  -              4,118                  -
    Contract owners' equity beginning
    of period ....................................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
  Contract owners' equity end of period ..........   $             -                  -              4,118                  -
                                                     ===============    ===============    ===============    ===============
  CHANGES IN UNITS:
    Beginning units ..............................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Units purchased ..............................                 -                  -                381                  -
    Units redeemed ...............................                 -                  -                (15)                 -
                                                     ---------------    ---------------    ---------------    ---------------
    Ending units .................................                 -                  -                366                  -
                                                     ===============    ===============    ===============    ===============

                                                                  GVITIDCon                             GVITIDMod
                                                     ----------------------------------    ----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................                30                  -                 42                  -
  Realized gain (loss) on investments ............                 -                  -                  3                  -
  Change in unrealized gain (loss)
    on investments ...............................                23                  -                  1                  -
  Reinvested capital gains .......................                12                  -                  8                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................                65                  -                 54                  -
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 6) .....................                 -                  -                960                  -
  Transfers between funds ........................             2,376                  -              4,350                  -
  Surrenders (note 6) ............................                 -                  -                  -                  -
  Death benefits (note 4) ........................                 -                  -                  -                  -
  Net policy repayments (loans) (note 5) .........                 -                  -                  -                  -
  Deductions for surrender charges
    (note 2d) ....................................                 -                  -                  -                  -
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ............................               (34)                 -               (292)                 -
  Asset charges (note 3) .........................                (4)                 -                 (2)                 -
  Adjustments to maintain reserves ...............                17                  -                 13                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net equity transactions ......................             2,355                  -              5,029                  -
                                                     ---------------    ---------------    ---------------    ---------------
  Net change in contract owners' equity ..........             2,420                  -              5,083                  -
    Contract owners' equity beginning
    of period ....................................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
  Contract owners' equity end of period ..........             2,420                  -              5,083                  -
                                                     ===============    ===============    ===============    ===============
  CHANGES IN UNITS:
    Beginning units ..............................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Units purchased ..............................               235                  -                495                  -
    Units redeemed ...............................                (3)                 -                (27)                 -
                                                     ---------------    ---------------    ---------------    ---------------
    Ending units .................................               232                  -                468                  -
                                                     ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT- 6
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Year Ended December 31, 2004 and for the period November 30, 2003 (commencement of operations) through December 31, 2003

                                                                GVITIDModAgg                          GVITIDModCon
                                                     ----------------------------------    ----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................   $           190                  -                 30                  -
  Realized gain (loss) on investments ............                 1                  -                  1                  -
  Change in unrealized gain (loss)
    on investments ...............................               114                  -                 85                  -
  Reinvested capital gains .......................               198                  -                  6                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................               503                  -                122                  -
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 6) .....................                 -                  -                  -                  -
  Transfers between funds ........................            22,762                  -              2,376                  -
  Surrenders (note 6) ............................                 -                  -                  -                  -
  Death benefits (note 4) ........................                 -                  -                  -                  -
  Net policy repayments (loans) (note 5) .........                 -                  -                  -                  -
  Deductions for surrender charges
    (note 2d) ....................................                 -                  -                  -                  -
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ............................              (168)                 -                (34)                 -
  Asset charges (note 3) .........................               (10)                 -                 (4)                 -
  Adjustments to maintain reserves ...............                11                  -                 12                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net equity transactions ......................            22,595                  -              2,350                  -
                                                     ---------------    ---------------    ---------------    ---------------
  Net change in contract owners' equity ..........            23,098                  -              2,472                  -
    Contract owners' equity beginning
    of period ....................................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
  Contract owners' equity end of period ..........   $        23,098                  -              2,472                  -
                                                     ===============    ===============    ===============    ===============
  CHANGES IN UNITS:
    Beginning units ..............................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Units purchased ..............................             2,098                  -                235                  -
    Units redeemed ...............................               (16)                 -                 (3)                 -
                                                     ---------------    ---------------    ---------------    ---------------
    Ending units .................................             2,082                  -                232                  -
                                                     ===============    ===============    ===============    ===============

                                                                 GVITSMdCpGr                           GVITMyMkt2
                                                     ----------------------------------    ----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................                 -                  -             24,250                 12
  Realized gain (loss) on investments ............               (18)                 -                  -                  -
  Change in unrealized gain (loss)
    on investments ...............................               634                  -                  -                  -
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................               616                  -             24,250                 12
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 6) .....................             2,902                  -         23,052,684            177,058
  Transfers between funds ........................             4,024                  -        (13,415,192)           (10,331)
  Surrenders (note 6) ............................                 -                  -             (8,081)                 -
  Death benefits (note 4) ........................                 -                  -                (70)                 -
  Net policy repayments (loans) (note 5) .........                 -                  -         (4,208,146)                 -
  Deductions for surrender charges
    (note 2d) ....................................                 -                  -                  -                  -
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ............................            (1,416)                 -           (426,620)            (3,072)
  Asset charges (note 3) .........................               (26)                 -            (18,318)              (103)
  Adjustments to maintain reserves ...............                 5                  -                (31)                 -
                                                     ---------------    ---------------    ---------------    ---------------
    Net equity transactions ......................             5,489                  -          4,976,226            163,552
                                                     ---------------    ---------------    ---------------    ---------------
  Net change in contract owners' equity ..........             6,105                  -          5,000,476            163,564
    Contract owners' equity beginning
    of period ....................................                 -                  -            163,564                  -
                                                     ---------------    ---------------    ---------------    ---------------
  Contract owners' equity end of period ..........             6,105                  -          5,164,040            163,564
                                                     ===============    ===============    ===============    ===============
  CHANGES IN UNITS:
    Beginning units ..............................                 -                  -             16,351                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Units purchased ..............................               660                  -          2,585,938             17,702
    Units redeemed ...............................              (164)                           (2,088,187)            (1,351)
                                                     ---------------    ---------------    ---------------    ---------------
    Ending units .................................               496                  -            514,102             16,351
                                                     ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT- 6
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Year Ended December 31, 2004 and for the period November 30, 2003 (commencement of operations) through December 31, 2003

                                                                 GVITNWFund2                         GVITSmCapGr2
                                                     ----------------------------------    ----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................   $         4,066                  -                  -                  -
  Realized gain (loss) on investments ............             3,833                  -             (2,180)                 -
  Change in unrealized gain (loss)
    on investments ...............................               (46)                 -                340                  -
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................             7,853                  -             (1,840)                 -
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 6) .....................             7,198                  -              1,360                  -
  Transfers between funds ........................           102,040                  -              4,790                  -
  Surrenders (note 6) ............................                 -                  -               (214)                 -
  Death benefits (note 4) ........................                 -                  -                  -                  -
  Net policy repayments (loans) (note 5) .........                 -                  -                  -                  -
  Deductions for surrender charges
    (note 2d) ....................................                 -                  -                  -                  -
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ............................            (3,584)                 -               (752)                 -
  Asset charges (note 3) .........................               (72)                 -                (50)                 -
  Adjustments to maintain reserves ...............                15                  -                 17                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net equity transactions ......................           105,597                  -              5,151                  -
                                                     ---------------    ---------------    ---------------    ---------------
  Net change in contract owners' equity ..........           113,450                  -              3,311                  -
    Contract owners' equity beginning
    of period ....................................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
  Contract owners' equity end of period ..........   $       113,450                  -              3,311                  -
                                                     ===============    ===============    ===============    ===============
  CHANGES IN UNITS:
    Beginning units ..............................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Units purchased ..............................            38,380                  -                383                  -
    Units redeemed ...............................           (28,814)                 -                (99)                 -
                                                     ---------------    ---------------    ---------------    ---------------
    Ending units .................................             9,566                  -                284                  -
                                                     ===============    ===============    ===============    ===============

                                                               GVITSmCapVal2                           GVITSmComp2
                                                     ----------------------------------    ----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................                 -                  -                  -                  -
  Realized gain (loss) on investments ............               (78)                 -                 16                  -
  Change in unrealized gain (loss)
    on investments ...............................               421                  -                960                  -
  Reinvested capital gains .......................             1,732                  -              2,944                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................             2,075                  -              3,920                  -
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 6) .....................             6,914                  -              2,064                  -
  Transfers between funds ........................            17,586                  -             20,858                  -
  Surrenders (note 6) ............................              (227)                 -                  -                  -
  Death benefits (note 4) ........................                 -                  -                  -                  -
  Net policy repayments (loans) (note 5) .........                 -                  -                  -                  -
  Deductions for surrender charges
    (note 2d) ....................................                 -                  -                  -                  -
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ............................            (1,446)                 -               (710)                 -
  Asset charges (note 3) .........................               (82)                 -                (74)                 -
  Adjustments to maintain reserves ...............                12                  -                 11                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net equity transactions ......................            22,757                  -             22,149                  -
                                                     ---------------    ---------------    ---------------    ---------------
  Net change in contract owners' equity ..........            24,832                  -             26,069                  -
    Contract owners' equity beginning
    of period ....................................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
  Contract owners' equity end of period ..........            24,832                  -             26,069                  -
                                                     ===============    ===============    ===============    ===============
  CHANGES IN UNITS:
    Beginning units ..............................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Units purchased ..............................             1,996                  -              2,070                  -
    Units redeemed ...............................              (146)                 -                (68)                 -
                                                     ---------------    ---------------    ---------------    ---------------
    Ending units .................................             1,850                  -              2,002                  -
                                                     ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT- 6
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Year Ended December 31, 2004 and for the period November 30, 2003 (commencement of operations) through December 31, 2003

                                                                  RyArktos                               RyBank
                                                     ----------------------------------    ----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................   $             -                  -                 84                  -
  Realized gain (loss) on investments ............          (175,683)                 -               (307)                 -
  Change in unrealized gain (loss)
    on investments ...............................                14                  -                546                  -
  Reinvested capital gains .......................                 -                  -                654                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................          (175,669)                 -                977                  -
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 6) .....................             1,598                  -              1,860                  -
  Transfers between funds ........................           197,604                  -             57,136                  -
  Surrenders (note 6) ............................               (81)                 -               (132)                 -
  Death benefits (note 4) ........................                 -                  -                  -                  -
  Net policy repayments (loans) (note 5) .........               (60)                 -                  -                  -
  Deductions for surrender charges
    (note 2d) ....................................                 -                  -                  -                  -
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ............................           (16,858)                 -             (2,908)                 -
  Asset charges (note 3) .........................              (866)                 -               (110)                 -
  Adjustments to maintain reserves ...............                 3                  -                 23                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net equity transactions ......................           181,340                  -             55,869                  -
                                                     ---------------    ---------------    ---------------    ---------------
  Net change in contract owners' equity ..........             5,671                  -             56,846                  -
    Contract owners' equity beginning
    of period ....................................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
  Contract owners' equity end of period ..........   $         5,671                  -             56,846                  -
                                                     ===============    ===============    ===============    ===============
  CHANGES IN UNITS:
    Beginning units ..............................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Units purchased ..............................             2,640                  -              4,668                  -
    Units redeemed ...............................            (1,934)                 -               (274)                 -
                                                     ---------------    ---------------    ---------------    ---------------
    Ending units .................................               706                  -              4,394                  -
                                                     ===============    ===============    ===============    ===============

                                                                  RyBasicM                             RyBioTech
                                                     ----------------------------------    ----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................                68                  -                  -                  -
  Realized gain (loss) on investments ............            12,099                  -                 69                  -
  Change in unrealized gain (loss)
    on investments ...............................                46                  -               (265)                 -
  Reinvested capital gains .......................             3,914                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................            16,127                  -               (196)                 -
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 6) .....................             2,084                  -              3,502                  -
  Transfers between funds ........................           147,704                  -             78,736                  -
  Surrenders (note 6) ............................               (28)                 -               (110)                 -
  Death benefits (note 4) ........................                 -                  -                  -                  -
  Net policy repayments (loans) (note 5) .........            (8,132)                 -                  -                  -
  Deductions for surrender charges
    (note 2d) ....................................                 -                  -                  -                  -
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ............................            (3,142)                 -             (1,844)                 -
  Asset charges (note 3) .........................              (304)                 -               (146)                 -
  Adjustments to maintain reserves ...............                14                  -                 10                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net equity transactions ......................           138,196                  -             80,148                  -
                                                     ---------------    ---------------    ---------------    ---------------
  Net change in contract owners' equity ..........           154,323                  -             79,952                  -
    Contract owners' equity beginning
    of period ....................................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
  Contract owners' equity end of period ..........           154,323                  -             79,952                  -
                                                     ===============    ===============    ===============    ===============
  CHANGES IN UNITS:
    Beginning units ..............................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Units purchased ..............................            11,795                  -              7,874                  -
    Units redeemed ...............................              (853)                 -               (210)                 -
                                                     ---------------    ---------------    ---------------    ---------------
    Ending units .................................            10,942                  -              7,664                  -
                                                     ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT- 6
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Year Ended December 31, 2004 and for the period November 30, 2003 (commencement of operations) through December 31, 2003

                                                                 RyConsProd                              RyElec
                                                     ----------------------------------    ----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................   $            34                  -                  -                  -
  Realized gain (loss) on investments ............            (7,268)                 -            (11,332)                 -
  Change in unrealized gain (loss)
    on investments ...............................               580                  -              2,962                 92
  Reinvested capital gains .......................             1,524                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................            (5,130)                 -             (8,370)                92
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 6) .....................             7,868                  -              4,446                  -
  Transfers between funds ........................           112,842                  -            226,132              3,455
  Surrenders (note 6) ............................               (20)                 -                (58)                 -
  Death benefits (note 4) ........................                 -                  -                  -                  -
  Net policy repayments (loans) (note 5) .........            (6,058)                 -                  -                  -
  Deductions for surrender charges
    (note 2d) ....................................                 -                  -                  -                  -
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ............................            (2,026)                 -             (1,628)                 -
  Asset charges (note 3) .........................              (174)                 -                (94)                 -
  Adjustments to maintain reserves ...............                19                  -                  7                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net equity transactions ......................           112,451                  -            228,805              3,455
                                                     ---------------    ---------------    ---------------    ---------------
  Net change in contract owners' equity ..........           107,321                  -            220,435              3,547
    Contract owners' equity beginning
    of period ....................................                 -                  -              3,547                  -
                                                     ---------------    ---------------    ---------------    ---------------
  Contract owners' equity end of period ..........   $       107,321                  -            223,982              3,547
                                                     ===============    ===============    ===============    ===============
  CHANGES IN UNITS:
    Beginning units ..............................                 -                  -                331                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Units purchased ..............................             9,456                  -             26,661                331
    Units redeemed ...............................              (732)                 -               (206)                 -
                                                     ---------------    ---------------    ---------------    ---------------
    Ending units .................................             8,724                  -             26,786                331
                                                     ===============    ===============    ===============    ===============

                                                                   RyEng                                RyEnSvc
                                                     ----------------------------------    ----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................                 6                  -                  -                  -
  Realized gain (loss) on investments ............            14,967                  -           (104,469)                 -
  Change in unrealized gain (loss)
    on investments ...............................               819                  -                772                  -
  Reinvested capital gains .......................                44                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................            15,836                  -           (103,697)                 -
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 6) .....................            14,140                  -             33,934                  -
  Transfers between funds ........................           135,742                  -            195,066                  -
  Surrenders (note 6) ............................               (85)                 -                 (2)                 -
  Death benefits (note 4) ........................                 -                  -                  -                  -
  Net policy repayments (loans) (note 5) .........           (26,634)                 -            (26,634)                 -
  Deductions for surrender charges
    (note 2d) ....................................                 -                  -                  -                  -
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ............................            (3,990)                 -             (3,324)                 -
  Asset charges (note 3) .........................              (316)                 -               (276)                 -
  Adjustments to maintain reserves ...............                33                  -                 25                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net equity transactions ......................           118,890                  -            198,789                  -
                                                     ---------------    ---------------    ---------------    ---------------
  Net change in contract owners' equity ..........           134,726                  -             95,092                  -
    Contract owners' equity beginning
    of period ....................................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
  Contract owners' equity end of period ..........           134,726                  -             95,092                  -
                                                     ===============    ===============    ===============    ===============
  CHANGES IN UNITS:
    Beginning units ..............................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Units purchased ..............................            11,172                  -              9,094                  -
    Units redeemed ...............................            (2,166)                 -             (2,262)                 -
                                                     ---------------    ---------------    ---------------    ---------------
    Ending units .................................             9,006                  -              6,832                  -
                                                     ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT- 6
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Year Ended December 31, 2004 and for the period November 30, 2003 (commencement of operations) through December 31, 2003

                                                                  RyFinSvc                              RyHealthC
                                                     ----------------------------------    ----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................   $           132                  -                  -                  -
  Realized gain (loss) on investments ............             3,888                  -             (3,625)                 -
  Change in unrealized gain (loss)
    on investments ...............................             1,574                  -                188                  -
  Reinvested capital gains .......................                 -                  -                576                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................             5,594                  -             (2,861)                 -
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 6) .....................             2,064                  -              2,484                  -
  Transfers between funds ........................            79,184                  -             64,428                  -
  Surrenders (note 6) ............................                 -                  -                 (5)                 -
  Death benefits (note 4) ........................                 -                  -                  -                  -
  Net policy repayments (loans) (note 5) .........                 -                  -                  -                  -
  Deductions for surrender charges
    (note 2d) ....................................                 -                  -                  -                  -
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ............................            (2,704)                 -             (2,260)                 -
  Asset charges (note 3) .........................              (136)                 -               (114)                 -
  Adjustments to maintain reserves ...............                22                  -                 22                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net equity transactions ......................            78,430                  -             64,555                  -
                                                     ---------------    ---------------    ---------------    ---------------
  Net change in contract owners' equity ..........            84,024                  -             61,694                  -
    Contract owners' equity beginning
    of period ....................................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
  Contract owners' equity end of period ..........   $        84,024                  -             61,694                  -
                                                     ===============    ===============    ===============    ===============
  CHANGES IN UNITS:
    Beginning units ..............................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Units purchased ..............................             6,742                  -              5,649                  -
    Units redeemed ...............................              (240)                 -               (219)                 -
                                                     ---------------    ---------------    ---------------    ---------------
    Ending units .................................             6,502                  -              5,430                  -
                                                     ===============    ===============    ===============    ===============

                                                                   RyNet                               RyInvDyn30
                                                     ----------------------------------    ----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................                 -                  -                  -                  -
  Realized gain (loss) on investments ............           (20,913)                 -             (4,846)                 -
  Change in unrealized gain (loss)
    on investments ...............................              (243)               163             (4,467)                 -
  Reinvested capital gains .......................                 -                  -              2,480                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................           (21,156)               163             (6,833)                 -
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 6) .....................             5,160                  -             17,176                  -
  Transfers between funds ........................           134,608              3,353            113,990                  -
  Surrenders (note 6) ............................               (56)                 -                  -                  -
  Death benefits (note 4) ........................                 -                  -                  -                  -
  Net policy repayments (loans) (note 5) .........            (7,934)                 -            (17,902)                 -
  Deductions for surrender charges
    (note 2d) ....................................                 -                  -                  -                  -
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ............................            (5,764)                 -             (1,120)                 -
  Asset charges (note 3) .........................              (530)                 -                (86)                 -
  Adjustments to maintain reserves ...............                20                 (1)                 6                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net equity transactions ......................           125,504              3,352            112,064                  -
                                                     ---------------    ---------------    ---------------    ---------------
  Net change in contract owners' equity ..........           104,348              3,515            105,231                  -
    Contract owners' equity beginning
    of period ....................................             3,515                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
  Contract owners' equity end of period ..........           107,863              3,515            105,231                  -
                                                     ===============    ===============    ===============    ===============
  CHANGES IN UNITS:
    Beginning units ..............................               306                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Units purchased ..............................             8,932                306             13,792                  -
    Units redeemed ...............................            (1,134)                 -             (1,906)                 -
                                                     ---------------    ---------------    ---------------    ---------------
    Ending units .................................             8,104                306             11,886                  -
                                                     ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT- 6
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Year Ended December 31, 2004 and for the period November 30, 2003 (commencement of operations) through December 31, 2003

                                                                  RyInvMidCap                          RyInvSmCap
                                                     ----------------------------------    ----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................   $             -                  -                  -                  -
  Realized gain (loss) on investments ............            (1,422)                 -            (52,840)                 -
  Change in unrealized gain (loss)
    on investments ...............................                 -                  -                  1                  -
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................            (1,422)                 -            (52,839)                 -
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 6) .....................                14                  -              1,992                  -
  Transfers between funds ........................             1,668                  -             83,648                  -
  Surrenders (note 6) ............................                 -                  -               (173)                 -
  Death benefits (note 4) ........................                 -                  -                  -                  -
  Net policy repayments (loans) (note 5) .........                 -                  -            (22,948)                 -
  Deductions for surrender charges
    (note 2d) ....................................                 -                  -                  -                  -
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ............................              (180)                 -             (9,112)                 -
  Asset charges (note 3) .........................               (14)                 -               (556)                 -
  Adjustments to maintain reserves ...............                 4                  -                  5                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net equity transactions ......................             1,492                  -             52,856                  -
                                                     ---------------    ---------------    ---------------    ---------------
  Net change in contract owners' equity ..........                70                  -                 17                  -
    Contract owners' equity beginning
    of period ....................................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
  Contract owners' equity end of period ..........   $            70                  -                 17                  -
                                                     ===============    ===============    ===============    ===============
  CHANGES IN UNITS:
    Beginning units ..............................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Units purchased ..............................                28                  -              3,140                  -
    Units redeemed ...............................               (20)                 -             (3,138)                 -
                                                     ---------------    ---------------    ---------------    ---------------
    Ending units .................................                 8                  -                  2                  -
                                                     ===============    ===============    ===============    ===============

                                                                   RyJuno                             RyLgCapEuro
                                                     ----------------------------------    ----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................                 -                  -             18,654                  -
  Realized gain (loss) on investments ............           (28,576)                 -             21,470                  -
  Change in unrealized gain (loss)
    on investments ...............................            (6,075)                 -            (17,852)                 -
  Reinvested capital gains .......................             3,076                  -                322                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................           (31,575)                 -             22,594                  -
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 6) .....................             4,162                  -              4,908                  -
  Transfers between funds ........................           421,520                  -            138,838                  -
  Surrenders (note 6) ............................            (1,020)                 -               (206)                 -
  Death benefits (note 4) ........................                 -                  -                  -                  -
  Net policy repayments (loans) (note 5) .........               536                  -                  -                  -
  Deductions for surrender charges
    (note 2d) ....................................              (447)                 -                  -                  -
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ............................           (14,130)                 -             (3,830)                 -
  Asset charges (note 3) .........................              (660)                 -               (216)                 -
  Adjustments to maintain reserves ...............               804                  -                 23                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net equity transactions ......................           410,765                  -            139,517                  -
                                                     ---------------    ---------------    ---------------    ---------------
  Net change in contract owners' equity ..........           379,190                  -            162,111                  -
    Contract owners' equity beginning
    of period ....................................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
  Contract owners' equity end of period ..........           379,190                  -            162,111                  -
                                                     ===============    ===============    ===============    ===============
  CHANGES IN UNITS:
    Beginning units ..............................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Units purchased ..............................            47,790                  -             11,231                  -
    Units redeemed ...............................            (1,838)                 -               (317)                 -
                                                     ---------------    ---------------    ---------------    ---------------
    Ending units .................................            45,952                  -             10,914                  -
                                                     ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT- 6
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Year Ended December 31, 2004 and for the period November 30, 2003 (commencement of operations) through December 31, 2003

                                                                 RyLgCapJapan                    RyLgCapGr
                                                     ----------------------------------    ----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................   $             -                  -              1,456                  -
  Realized gain (loss) on investments ............             5,345                  -              2,223                  -
  Change in unrealized gain (loss)
    on investments ...............................             1,572                  -             (3,158)                 -
  Reinvested capital gains .......................                 -                  -              1,712                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................             6,917                  -              2,233                  -
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 6) .....................            17,242                  -                572                  -
  Transfers between funds ........................            92,426                  -            261,396                  -
  Surrenders (note 6) ............................                 -                  -                (98)                 -
  Death benefits (note 4) ........................                 -                  -                  -                  -
  Net policy repayments (loans) (note 5) .........           (12,188)                 -                  -                  -
  Deductions for surrender charges
    (note 2d) ....................................                 -                  -                  -                  -
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ............................            (1,614)                 -             (1,210)                 -
  Asset charges (note 3) .........................              (122)                 -                (74)                 -
  Adjustments to maintain reserves ...............                20                  -                  8                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net equity transactions ......................            95,764                  -            260,594                  -
                                                     ---------------    ---------------    ---------------    ---------------
  Net change in contract owners' equity ..........           102,681                  -            262,827                  -
    Contract owners' equity beginning
    of period ....................................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
  Contract owners' equity end of period ..........   $       102,681                  -            262,827                  -
                                                     ===============    ===============    ===============    ===============
  CHANGES IN UNITS:
    Beginning units ..............................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Units purchased ..............................             9,871                  -             25,344                  -
    Units redeemed ...............................            (1,289)                 -               (136)                 -
                                                     ---------------    ---------------    ---------------    ---------------
    Ending units .................................             8,582                  -             25,208                  -
                                                     ===============    ===============    ===============    ===============

                                                                  RyLgCapVal                           RyLeisure
                                                     ----------------------------------    ----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................               520                  -                  -                  -
  Realized gain (loss) on investments ............             2,598                  -              4,763                  -
  Change in unrealized gain (loss)
    on investments ...............................            (1,682)                 -              3,094                  -
  Reinvested capital gains .......................             1,478                  -                 54                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................             2,914                  -              7,911                  -
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 6) .....................                (2)                 -              2,530                  -
  Transfers between funds ........................           101,184                  -            164,198                  -
  Surrenders (note 6) ............................                 -                  -                  -                  -
  Death benefits (note 4) ........................                 -                  -                  -                  -
  Net policy repayments (loans) (note 5) .........                 -                  -                  -                  -
  Deductions for surrender charges
    (note 2d) ....................................                 -                  -                  -                  -
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ............................              (890)                 -             (1,326)                 -
  Asset charges (note 3) .........................               (82)                 -               (112)                 -
  Adjustments to maintain reserves ...............                 3                  -                 16                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net equity transactions ......................           100,213                  -            165,306                  -
                                                     ---------------    ---------------    ---------------    ---------------
  Net change in contract owners' equity ..........           103,127                  -            173,217                  -
    Contract owners' equity beginning
    of period ....................................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
  Contract owners' equity end of period ..........           103,127                  -            173,217                  -
                                                     ===============    ===============    ===============    ===============
  CHANGES IN UNITS:
    Beginning units ..............................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Units purchased ..............................             9,262                  -             12,682                  -
    Units redeemed ...............................               (94)                 -               (116)                 -
                                                     ---------------    ---------------    ---------------    ---------------
    Ending units .................................             9,168                  -             12,566                  -
                                                     ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT- 6
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Year Ended December 31, 2004 and for the period November 30, 2003 (commencement of operations) through December 31, 2003

                                                                  RyLongDyn30                           RyMedius
                                                     ----------------------------------    ----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................   $        29,402                  -                  -                  -
  Realized gain (loss) on investments ............               (20)                 -            (20,401)                 -
  Change in unrealized gain (loss)
    on investments ...............................           (37,260)                 -             12,951                  -
  Reinvested capital gains .......................             3,088                  -             23,054                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................            (4,790)                 -             15,604                  -
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 6) .....................                 -                  -             30,432                  -
  Transfers between funds ........................           733,972                  -            462,226                  -
  Surrenders (note 6) ............................                 -                  -               (646)                 -
  Death benefits (note 4) ........................                 -                  -                  -                  -
  Net policy repayments (loans) (note 5) .........                 -                  -                364                  -
  Deductions for surrender charges
    (note 2d) ....................................                 -                  -               (299)                 -
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ............................               (50)                 -            (13,976)                 -
  Asset charges (note 3) .........................                (2)                 -               (888)                 -
  Adjustments to maintain reserves ...............                14                  -                 50                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net equity transactions ......................           733,934                  -            477,263                  -
                                                     ---------------    ---------------    ---------------    ---------------
  Net change in contract owners' equity ..........           729,144                  -            492,867                  -
    Contract owners' equity beginning
    of period ....................................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
  Contract owners' equity end of period ..........   $       729,144                  -            492,867                  -
                                                     ===============    ===============    ===============    ===============
  CHANGES IN UNITS:
    Beginning units ..............................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Units purchased ..............................            67,114                  -             36,591                  -
    Units redeemed ...............................                (4)                 -             (1,255)                 -
                                                     ---------------    ---------------    ---------------    ---------------
    Ending units .................................            67,110                  -             35,336                  -
                                                     ===============    ===============    ===============    ===============

                                                                  RyMekros                             RyMidCapGr
                                                     ----------------------------------    ----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................                 -                  -                  -                  -
  Realized gain (loss) on investments ............           305,281                  -              3,904                  -
  Change in unrealized gain (loss)
    on investments ...............................           160,692                  -                302                  -
  Reinvested capital gains .......................            22,928                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................           488,901                  -              4,206                  -
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 6) .....................           118,516                  -                 (6)                 -
  Transfers between funds ........................         3,641,448                  -            255,964                  -
  Surrenders (note 6) ............................            (1,953)                 -               (265)                 -
  Death benefits (note 4) ........................                 -                  -                  -                  -
  Net policy repayments (loans) (note 5) .........          (329,054)                 -                  -                  -
  Deductions for surrender charges
    (note 2d) ....................................              (303)                 -                  -                  -
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ............................           (44,468)                 -             (1,390)                 -
  Asset charges (note 3) .........................            (3,130)                 -                (98)                 -
  Adjustments to maintain reserves ...............                31                  -                 19                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net equity transactions ......................         3,381,087                  -            254,224                  -
                                                     ---------------    ---------------    ---------------    ---------------
  Net change in contract owners' equity ..........         3,869,988                  -            258,430                  -
    Contract owners' equity beginning
    of period ....................................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
  Contract owners' equity end of period ..........         3,869,988                  -            258,430                  -
                                                     ===============    ===============    ===============    ===============
  CHANGES IN UNITS:
    Beginning units ..............................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Units purchased ..............................           298,156                  -             23,987                  -
    Units redeemed ...............................           (27,374)                 -               (173)                 -
                                                     ---------------    ---------------    ---------------    ---------------
    Ending units .................................           270,782                  -             23,814                  -
                                                     ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT- 6
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Year Ended December 31, 2004 and for the period November 30, 2003 (commencement of operations) through December 31, 2003

                                                                RyMidCapVal                              RyNova
                                                     ----------------------------------    ----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................   $            28                  -                 66                  -
  Realized gain (loss) on investments ............             3,721                  -             18,072                  -
  Change in unrealized gain (loss)
    on investments ...............................            (9,682)                 -             17,642                  -
  Reinvested capital gains .......................            10,546                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................             4,613                  -             35,780                  -
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 6) .....................             1,794                  -             16,978                  -
  Transfers between funds ........................           215,244                  -            563,000                  -
  Surrenders (note 6) ............................               (20)                 -             (1,311)                 -
  Death benefits (note 4) ........................                 -                  -                  -                  -
  Net policy repayments (loans) (note 5) .........                 -                  -                730                  -
  Deductions for surrender charges
    (note 2d) ....................................                 -                  -               (595)                 -
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ............................            (1,674)                 -            (17,028)                 -
  Asset charges (note 3) .........................              (130)                 -               (962)                 -
  Adjustments to maintain reserves ...............                 1                  -                 20                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net equity transactions ......................           215,215                  -            560,832                  -
                                                     ---------------    ---------------    ---------------    ---------------
  Net change in contract owners' equity ..........           219,828                  -            596,612                  -
    Contract owners' equity beginning
    of period ....................................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
  Contract owners' equity end of period ..........   $       219,828                  -            596,612                  -
                                                     ===============    ===============    ===============    ===============
  CHANGES IN UNITS:
    Beginning units ..............................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Units purchased ..............................            19,254                  -             47,541                  -
    Units redeemed ...............................              (172)                 -             (1,627)                 -
                                                     ---------------    ---------------    ---------------    ---------------
    Ending units .................................            19,082                  -             45,914                  -
                                                     ===============    ===============    ===============    ===============

                                                                   RyOTC                               RyPrecMet
                                                     ----------------------------------    ----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................                 -                  -                  -                  -
  Realized gain (loss) on investments ............            81,029                  -           (104,833)                 -
  Change in unrealized gain (loss)
    on investments ...............................            11,745                  -               (254)                 -
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................            92,774                  -           (105,087)                 -
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 6) .....................             3,024                  -             21,236                  -
  Transfers between funds ........................           687,862                  -            204,084                  -
  Surrenders (note 6) ............................            (1,508)                 -                  -                  -
  Death benefits (note 4) ........................                 -                  -                  -                  -
  Net policy repayments (loans) (note 5) .........               730                  -            (38,602)                 -
  Deductions for surrender charges
    (note 2d) ....................................              (599)                 -                  -                  -
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ............................           (22,772)                 -             (2,620)                 -
  Asset charges (note 3) .........................            (1,266)                 -               (200)                 -
  Adjustments to maintain reserves ...............                 9                  -                 20                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net equity transactions ......................           665,480                  -            183,918                  -
                                                     ---------------    ---------------    ---------------    ---------------
  Net change in contract owners' equity ..........           758,254                  -             78,831                  -
    Contract owners' equity beginning
    of period ....................................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
  Contract owners' equity end of period ..........           758,254                  -             78,831                  -
                                                     ===============    ===============    ===============    ===============
  CHANGES IN UNITS:
    Beginning units ..............................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Units purchased ..............................            67,272                  -             11,439                  -
    Units redeemed ...............................            (2,354)                 -             (4,025)                 -
                                                     ---------------    ---------------    ---------------    ---------------
    Ending units .................................            64,918                  -              7,414                  -
                                                     ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT- 6
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Year Ended December 31, 2004 and for the period November 30, 2003 (commencement of operations) through December 31, 2003

                                                                  RyRealEst                             RyRetail
                                                     ----------------------------------    ----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................   $           526                  -                  -                  -
  Realized gain (loss) on investments ............            20,914                  -             (1,082)                 -
  Change in unrealized gain (loss)
    on investments ...............................               859                  -                (52)                 -
  Reinvested capital gains .......................               564                  -                270                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................            22,863                  -               (864)                 -
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 6) .....................             5,706                  -                882                  -
  Transfers between funds ........................           118,926                  -             21,786                  -
  Surrenders (note 6) ............................               (65)                 -                  -                  -
  Death benefits (note 4) ........................                 -                  -                  -                  -
  Net policy repayments (loans) (note 5) .........                 -                  -                  -                  -
  Deductions for surrender charges
    (note 2d) ....................................                 -                  -                  -                  -
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ............................            (5,112)                 -               (550)                 -
  Asset charges (note 3) .........................              (278)                 -                (46)                 -
  Adjustments to maintain reserves ...............                15                  -                 14                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net equity transactions ......................           119,192                  -             22,086                  -
                                                     ---------------    ---------------    ---------------    ---------------
  Net change in contract owners' equity ..........           142,055                  -             21,222                  -
    Contract owners' equity beginning
    of period ....................................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
  Contract owners' equity end of period ..........   $       142,055                  -             21,222                  -
                                                     ===============    ===============    ===============    ===============
  CHANGES IN UNITS:
    Beginning units ..............................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Units purchased ..............................            10,314                  -              1,971                  -
    Units redeemed ...............................              (422)                 -                (57)                 -
                                                     ---------------    ---------------    ---------------    ---------------
    Ending units .................................             9,892                  -              1,914                  -
                                                     ===============    ===============    ===============    ===============

                                                                  RySectRot                             RySmCapGr
                                                     ----------------------------------    ----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................                 -                  -                  -                  -
  Realized gain (loss) on investments ............             3,025                  -              9,699                  -
  Change in unrealized gain (loss)
    on investments ...............................             2,124                  -             (3,260)                 -
  Reinvested capital gains .......................                 -                  -              5,122                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................             5,149                  -             11,561                  -
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 6) .....................             3,882                  -                638                  -
  Transfers between funds ........................           131,832                  -            338,582                  -
  Surrenders (note 6) ............................                 -                  -               (347)                 -
  Death benefits (note 4) ........................                 -                  -                  -                  -
  Net policy repayments (loans) (note 5) .........                 -                  -                  -                  -
  Deductions for surrender charges
    (note 2d) ....................................                 -                  -                  -                  -
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ............................            (3,934)                 -             (3,220)                 -
  Asset charges (note 3) .........................              (104)                 -               (178)                 -
  Adjustments to maintain reserves ...............                23                  -                 17                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net equity transactions ......................           131,699                  -            335,492                  -
                                                     ---------------    ---------------    ---------------    ---------------
  Net change in contract owners' equity ..........           136,848                  -            347,053                  -
    Contract owners' equity beginning
    of period ....................................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
  Contract owners' equity end of period ..........           136,848                  -            347,053                  -
                                                     ===============    ===============    ===============    ===============
  CHANGES IN UNITS:
    Beginning units ..............................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Units purchased ..............................            12,058                  -             30,316                  -
    Units redeemed ...............................              (372)                 -               (350)                 -
                                                     ---------------    ---------------    ---------------    ---------------
    Ending units .................................            11,686                  -             29,966                  -
                                                     ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT- 6
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Year Ended December 31, 2004 and for the period November 30, 2003 (commencement of operations) through December 31, 2003

                                                                 RySmCapVal                              RyTech
                                                     ----------------------------------    ----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................   $            86                  -                  -                  -
  Realized gain (loss) on investments ............            19,328                  -             (8,823)                 -
  Change in unrealized gain (loss)
    on investments ...............................            (3,648)                 -               (190)                74
  Reinvested capital gains .......................             5,160                  -                972                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................            20,926                  -             (8,041)                74
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 6) .....................               374                  -              3,158                  -
  Transfers between funds ........................           187,138                  -             44,162              3,353
  Surrenders (note 6) ............................              (580)                 -                (97)                 -
  Death benefits (note 4) ........................                 -                  -                  -                  -
  Net policy repayments (loans) (note 5) .........                 -                  -             (8,060)                 -
  Deductions for surrender charges
    (note 2d) ....................................                 -                  -                  -                  -
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ............................            (4,360)                 -             (2,670)                 -
  Asset charges (note 3) .........................              (254)                 -               (138)                 -
  Adjustments to maintain reserves ...............                 8                  -                 16                 (4)
                                                     ---------------    ---------------    ---------------    ---------------
    Net equity transactions ......................           182,326                  -             36,371              3,349
                                                     ---------------    ---------------    ---------------    ---------------
  Net change in contract owners' equity ..........           203,252                  -             28,330              3,423
    Contract owners' equity beginning
    of period ....................................                 -                  -              3,423                  -
                                                     ---------------    ---------------    ---------------    ---------------
  Contract owners' equity end of period ..........   $       203,252                  -             31,753              3,423
                                                     ===============    ===============    ===============    ===============
  CHANGES IN UNITS:
    Beginning units ..............................                 -                  -                323                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Units purchased ..............................            17,705                  -              3,677                323
    Units redeemed ...............................              (485)                 -             (1,038)                 -
                                                     ---------------    ---------------    ---------------    ---------------
    Ending units .................................            17,220                  -              2,962                323
                                                     ===============    ===============    ===============    ===============

                                                                   RyTele                              RyTitan500
                                                     ----------------------------------    ----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................                 -                  -                  -                  -
  Realized gain (loss) on investments ............            (8,190)                 -            (24,437)                 -
  Change in unrealized gain (loss)
    on investments ...............................                64                  -            (17,188)                 -
  Reinvested capital gains .......................                 -                  -             26,908                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................            (8,126)                 -            (14,717)                 -
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 6) .....................             2,300                  -              2,496                  -
  Transfers between funds ........................            25,290                  -            957,876                170
  Surrenders (note 6) ............................              (127)                 -                (54)                 -
  Death benefits (note 4) ........................                 -                  -                  -                  -
  Net policy repayments (loans) (note 5) .........            (8,014)                 -                  -                  -
  Deductions for surrender charges
    (note 2d) ....................................                 -                  -                  -                  -
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ............................            (2,006)                 -            (13,636)                 -
  Asset charges (note 3) .........................               (92)                 -               (530)                 -
  Adjustments to maintain reserves ...............                24                  -                 35                 (4)
                                                     ---------------    ---------------    ---------------    ---------------
    Net equity transactions ......................            17,375                  -            946,187                166
                                                     ---------------    ---------------    ---------------    ---------------
  Net change in contract owners' equity ..........             9,249                  -            931,470                166
    Contract owners' equity beginning
    of period ....................................                 -                  -                166                  -
                                                     ---------------    ---------------    ---------------    ---------------
  Contract owners' equity end of period ..........             9,249                  -            931,636                166
                                                     ===============    ===============    ===============    ===============
  CHANGES IN UNITS:
    Beginning units ..............................                 -                  -                 14                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Units purchased ..............................             1,585                  -             68,518                 14
    Units redeemed ...............................              (843)                 -             (1,176)                 -
                                                     ---------------    ---------------    ---------------    ---------------
    Ending units .................................               742                  -             67,356                 14
                                                     ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT- 6
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Year Ended December 31, 2004 and for the period November 30, 2003 (commencement of operations) through December 31, 2003

                                                                  RyTrans                               RyUSGvtBd
                                                     ----------------------------------    ----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................   $             -                  -              6,018                  -
  Realized gain (loss) on investments ............             8,302                  -            (51,928)                 -
  Change in unrealized gain (loss)
    on investments ...............................             1,566                  -                614                  -
  Reinvested capital gains .......................               688                  -             16,084                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................            10,556                  -            (29,212)                 -
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 6) .....................             1,196                  -             40,980                  -
  Transfers between funds ........................            51,092                  -             74,430                  -
  Surrenders (note 6) ............................               (29)                 -               (179)                 -
  Death benefits (note 4) ........................                 -                  -                  -                  -
  Net policy repayments (loans) (note 5) .........                 -                  -                 (8)                 -
  Deductions for surrender charges
    (note 2d) ....................................                 -                  -                  -                  -
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ............................              (968)                 -            (13,056)                 -
  Asset charges (note 3) .........................              (118)                 -               (592)                 -
  Adjustments to maintain reserves ...............                27                  -               (242)                 -
                                                     ---------------    ---------------    ---------------    ---------------
    Net equity transactions ......................            51,200                  -            101,333                  -
                                                     ---------------    ---------------    ---------------    ---------------
  Net change in contract owners' equity ..........            61,756                  -             72,121                  -
    Contract owners' equity beginning
    of period ....................................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
  Contract owners' equity end of period ..........   $        61,756                  -             72,121                  -
                                                     ===============    ===============    ===============    ===============
  CHANGES IN UNITS:
    Beginning units ..............................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Units purchased ..............................             4,804                  -              9,224                  -
    Units redeemed ...............................               (94)                 -             (2,816)                 -
                                                     ---------------    ---------------    ---------------    ---------------
    Ending units .................................             4,710                  -              6,408                  -
                                                     ===============    ===============    ===============    ===============

                                                                   RyUrsa                                RyUtil
                                                     ----------------------------------    ----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................                 -                  -              1,140                  -
  Realized gain (loss) on investments ............           (29,499)                 -             10,794                  -
  Change in unrealized gain (loss)
    on investments ...............................              (135)                 -               (256)                 -
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................           (29,634)                 -             11,678                  -
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 6) .....................             9,756                  -              6,352                  -
  Transfers between funds ........................            61,158                  -             79,744                  -
  Surrenders (note 6) ............................              (424)                 -                (58)                 -
  Death benefits (note 4) ........................                 -                  -                  -                  -
  Net policy repayments (loans) (note 5) .........           (22,978)                 -             (6,028)                 -
  Deductions for surrender charges
    (note 2d) ....................................                 -                  -                  -                  -
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ............................            (9,040)                 -             (2,474)                 -
  Asset charges (note 3) .........................              (404)                 -               (186)                 -
  Adjustments to maintain reserves ...............                 8                  -                  7                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net equity transactions ......................            38,076                  -             77,357                  -
                                                     ---------------    ---------------    ---------------    ---------------
  Net change in contract owners' equity ..........             8,442                  -             89,035                  -
    Contract owners' equity beginning
    of period ....................................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
  Contract owners' equity end of period ..........             8,442                  -             89,035                  -
                                                     ===============    ===============    ===============    ===============
  CHANGES IN UNITS:
    Beginning units ..............................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Units purchased ..............................             4,623                  -              7,741                  -
    Units redeemed ...............................            (3,595)                 -               (759)                 -
                                                     ---------------    ---------------    ---------------    ---------------
    Ending units .................................             1,028                  -              6,982                  -
                                                     ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT- 6
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Year Ended December 31, 2004 and for the period November 30, 2003 (commencement of operations) through December 31, 2003

                                                                 RyVel100
                                                     ----------------------------------
Investment activity:                                      2004               2003
                                                     ---------------    ---------------
  Net investment income (loss) ...................   $         3,140                  -
  Realized gain (loss) on investments ............            62,468                  -
  Change in unrealized gain (loss)
    on investments ...............................            10,498                  -
  Reinvested capital gains .......................               140                  -
                                                     ---------------    ---------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................            76,246                  -
                                                     ---------------    ---------------
Equity transactions:
  Purchase payments received from
    contract owners (note 6) .....................            37,856                  -
  Transfers between funds ........................           923,916                  -
  Surrenders (note 6) ............................                 -                  -
  Death benefits (note 4) ........................                 -                  -
  Net policy repayments (loans) (note 5) .........                (6)                 -
  Deductions for surrender charges
    (note 2d) ....................................                 -                  -
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ............................           (16,082)                 -
  Asset charges (note 3) .........................              (762)                 -
  Adjustments to maintain reserves ...............                39                  -
                                                     ---------------    ---------------
    Net equity transactions ......................           944,961                  -
                                                     ---------------    ---------------
  Net change in contract owners' equity ..........         1,021,207                  -
    Contract owners' equity beginning
    of period ....................................                 -                  -
                                                     ---------------    ---------------
  Contract owners' equity end of period ..........   $     1,021,207                  -
                                                     ===============    ===============
  CHANGES IN UNITS:
    Beginning units ..............................                 -                  -
                                                     ---------------    ---------------
    Units purchased ..............................            80,768                  -
    Units redeemed ...............................            (1,480)                 -
                                                     ---------------    ---------------
    Ending units .................................            79,288                  -
                                                     ===============    ===============

  See accompanying notes to financial statements.

================================================================================

                        NATIONWIDE VLI SEPARATE ACCOUNT-6
                          NOTES TO FINANCIAL STATEMENTS
                           December 31, 2004 and 2003

(1)  Background and Summary of Significant Accounting Policies

     (a)  Organization and Nature of Operations

          The Nationwide VLI Separate Account-6 (The Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on July, 10 2001 and commenced operations on November 30, 2003. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

          The Company offers Flexible Premium Variable Universal Life Insurance Policies through the Account. The primary distribution for contracts is through wholesalers and brokers.

     (b)  The Contracts

          Only policies with a front-end sales charge, a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of policy charges and note 3 for asset charges.

          Policy owners may invest in the following:

               Portfolios of the American Century Variable Portfolios, Inc. (American Century VP);
                    American Century VP - Income & Growth Fund - Class I (ACVPIncGr)*
                    American Century VP - Income & Growth Fund - Class II (ACVPIncGr2)
                    American Century VP - Ultra/(R)/ Fund - Class I (ACVPUltra)* American Century VP - Ultra/(R)/ Fund - Class II (ACVPUltra2)
                    American Century VP - Value Fund - Class I (ACVPVal)* American Century VP - Value Fund - Class II (ACVPVal2)

               Portfolios of the Fidelity/(R)/ Variable Insurance Products (Fidelity/(R)/ VIP);
                    Fidelity/(R)/ VIP - Equity-Income Portfolio - Service
                    Class 2 (FidVIPEI2)
                    Fidelity/(R)/ VIP - Growth Portfolio - Service Class 2 (FidVIPGr2)
                    Portfolios of the Fidelity/(R)/ Variable Insurance Products (Fidelity/(R)/ VIP II);
                    Fidelity/(R)/ VIP II - Contrafund/(R)/ Portfolio - Service Class 2 (FidVIPCon2)

               Funds of the Gartmore Variable Insurance Trust (Gartmore GVIT) (Gartmore is an affiliate of the Company);
                    Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd) Gartmore GVIT Government Bond Fund - Class II (GVITGvtBd2)* Gartmore GVIT ID Aggressive Fund - Class II (GVITIDAgg) Gartmore GVIT ID Conservative Fund - Class II (GVITIDCon) Gartmore GVIT ID Moderate Fund - Class II (GVITIDMod) Gartmore GVIT ID Moderately Aggressive Fund - Class II (GVITIDModAgg)
                    Gartmore GVIT ID Moderately Conservative Fund - Class II (GVITIDModCon)
                    Gartmore GVIT Mid Cap Growth Fund - Class I (GVITSMdCpGr) Gartmore GVIT Money Market Fund II - Class I (GVITMyMkt2) Gartmore GVIT Nationwide/(R)/ Fund: Class I (GVITNWFund)* Gartmore GVIT Nationwide/(R)/ Fund: Class II (GVITNWFund2) Gartmore GVIT Small Cap Growth Fund - Class I (GVITSmCapGr)* Gartmore GVIT Small Cap Growth Fund - Class II (GVITSmCapGr2)
                    Gartmore GVIT Small Cap Value Fund - Class I (GVITSmCapVal)* Gartmore GVIT Small Cap Value Fund - Class II (GVITSmCapVal2)
                    Gartmore GVIT Small Company Fund - Class I (GVITSmComp)* Gartmore GVIT Small Company Fund - Class II (GVITSmComp2)

               Funds of the Rydex Variable Trust (Rydex VT);
                    Rydex VT - Arktos Fund (RyArktos)
                    Rydex VT - Banking Fund (RyBank)
                    Rydex VT - Basic Materials Fund (RyBasicM)

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6 (NOTES TO FINANCIAL STATEMENTS, Continued)

                    Rydex VT - Biotechnology Fund (RyBioTech)
                    Rydex VT - Consumer Products Fund (RyConsProd) Rydex VT - Electronics Fund (RyElec)
                    Rydex VT - Energy Fund (RyEng)
                    Rydex VT - Energy Services Fund (RyEnSvc)
                    Rydex VT - Financial Services Fund (RyFinSvc)
                    Rydex VT - Health Care Fund (RyHealthC)
                    Rydex VT - Internet Fund (RyNet)
                    Rydex VT - Inverse Dynamic Dow 30 Fund (RyInvDyn30) Rydex VT - Inverse Mid-Cap Fund (RyInvMidCap)
                    Rydex VT - Inverse Small-Cap Fund (RyInvSmCap)* Rydex VT - Juno Fund (RyJuno)
                    Rydex VT - Large Cap Europe Fund (RyLgCapEuro) Rydex VT - Large Cap Japan Fund (RyLgCapJapan) Rydex VT - Large-Cap Growth Fund (RyLgCapGr)
                    Rydex VT - Large-Cap Value Fund (RyLgCapVal)
                    Rydex VT - Leisure Fund (RyLeisure)
                    Rydex VT - Long Dynamic Dow 30 Fund (RyLongDyn30) Rydex VT - Medius Fund (RyMedius)
                    Rydex VT - Mekros Fund (RyMekros)
                    Rydex VT - Mid-Cap Growth Fund (RyMidCapGr)
                    Rydex VT - Mid-Cap Value Fund (RyMidCapVal)
                    Rydex VT - Nova Fund (RyNova)
                    Rydex VT - OTC Fund (RyOTC)
                    Rydex VT - Precious Metals Fund (RyPrecMet)
                    Rydex VT - Real Estate Fund (RyRealEst)
                    Rydex VT - Retailing Fund (RyRetail)
                    Rydex VT - Sector Rotation Fund (RySectRot)
                    Rydex VT - Small-Cap Growth Fund (RySmCapGr)
                    Rydex VT - Small-Cap Value Fund (RySmCapVal)
                    Rydex VT - Technology Fund (RyTech)
                    Rydex VT - Telecommunications Fund (RyTele)
                    Rydex VT - Titan 500 Fund (RyTitan500)
                    Rydex VT - Transportation Fund (RyTrans)
                    Rydex VT - U.S. Government Bond Fund (RyUSGvtBd) Rydex VT - Ursa Fund (RyUrsa)
                    Rydex VT - Utilities Fund (RyUtil)
                    Rydex VT - Velocity 100 Fund (RyVel100)

          At December 31, 2004, contract owners were invested in all of the above funds except those noted with an asterisk (*). The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see notes 2 and 3). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the Accounts of the Company.

          A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

          A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners' Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6 (NOTES TO FINANCIAL STATEMENTS, Continued)

          Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c)  Security Valuation, Transactions and Related Investment Income

          Investments in underlying mutual funds are valued on the closing net asset value per share at December 31, 2004 of such funds, which value their investment securities at fair value. Fund purchases and sales are accounted for on the trade date (date the order to buy or sell is executed). The cost of investments sold is determined on a specific identification basis, and dividends (which include capital gain distributions) are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

     (d)  Federal Income Taxes

          Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code.

          The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e)  Use of Estimates in the Preparation of Financial Statements

          The preparation of financial statements in conformity with U.S generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2)  Policy Charges

     (a)  Deductions from Premiums

          The Company deducts a premium load charge to cover sales loads and state premium taxes. The sales load portion of the premium load charge is $5 per $1,000 of premium and covers sales expenses incurred by the Company. The premium tax portion of the premium load charge is $35 per $1,000 of premium and is used to reimburse the Company for state and local premium taxes (at the estimated rate of 2.25%), and for federal premium taxes (at the estimated rate of 1.25%).

     (b)  Cost of Insurance

          A cost of insurance charge is assessed monthly against each contract. The amount of the charge varies widely and is based upon age, sex, rate class, and net amount at risk (death benefit less total contract value). This charge is assessed monthly against each contract by liquidating units.

     (c)  Administrative Charges

          The Company currently deducts $10 per month through the first year from the policy date, which is also the maximum guaranteed administrative charge. Thereafter, the Company will deduct $5 per month, and the maximum guaranteed administrative charge is $7.50 per month. This charge reimburses the Company for the costs of maintaining the policy, including accounting and record keeping.

     (d)  Surrender Charges

          Policy surrenders result in a redemption of the contract value from the Account and payment of the surrender proceeds to the contract owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans and less a surrender charge if applicable. The amount of the charge is based upon a specified percentage of the initial surrender charge which varies by age, sex and rate class. The surrender charge is 100% of the initial surrender charge in the first year, declining to 30% in the ninth year and 0% in the tenth year.

          Surrender charges are assessed by liquidating units. The Company may wave the surrender charge for certain contracts in which sales expenses normally associated with the distribution of a contract are not incurred.

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6 (NOTES TO FINANCIAL STATEMENTS, Continued)

(3)  Asset Charges

     The Company deducts a monthly asset fee from each contract. This charge is $0.60 on the first $25,000 of cash value. During the first through fifteenth years from the policy date, the charge is $0.30 per $1,000 of cash value thereafter. Otherwise, the charge is $0.20 per $1,000 of cash value thereafter. This charge is assessed monthly by liquidating units.

(4)  Death Benefits

     Death benefit proceeds result in the redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. The contracts have a minimum required death benefit. The minimum required death benefit is the lowest benefit that will qualify the policy as life insurance under Section 7702 of the Internal Revenue Code.

     There are three options a contract owner may choose when determining the death benefit:

     1) The death benefit will be the greater of the specified amount or minimum required death benefit;

     2) The death benefit will be the greater of the specified amount plus the cash value as of the date of death, or the minimum required death benefit;

     3) The death benefit will be the specified amount plus the accumulated premium account (which consists of all premium payments minus all partial surrenders to the date of death).

     For any death benefit option, the calculation of the minimum required death benefit is shown on the Policy Data Page. Not all death benefit options are available in all states.

(5)  Policy Loans (Net of Repayments)

     Contract provisions allow contract owners to borrow 90% of a policy's variable cash surrender value plus 100% of a policy's fixed cash surrender value less the applicable value of any surrender charges. Interest is charged on the outstanding loans and is due and payable in advance on the policy anniversary. In certain circumstances a contract owner may elect to use a Preferred Policy Loan. In this case, the loan value cannot exceed 5% of the policy's cash surrender value as of the beginning of the year from the policy date.

     At the time the loan is granted, the amount of the loan is transferred from the Account to the Company's general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Interest credited is paid by the Company's general account to the Account. Loan repayments result in a transfer of collateral including interest back to the Account.

(6)  Related Party Transactions

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

     Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. These transfers are the result of the contract owner executing fund exchanges. Fund exchanges from the Account to the fixed account are included in surrenders, and fund exchanges from the fixed account to the Account are included in purchase payments received from contact owners, as applicable, on the accompanying Statements of Change in Contract Owners' Equity.

     Policy loan transactions (note 5), executed at the direction of the contract owner, also result in transfers between the Account and the fixed account of the Company. The fixed account assets are not reflected in the accompanying financial statements.

     For the period ended December 31, 2004 and the period November 30, 2003 (commencement of operations) through December 31, 2003, total transfers into the Account from the fixed account were $114,425 and $0, respectively, and total transfers from the Account to the fixed account were $4,864,502 and $0, respectively.

                                                                     (Continued)

  NATIONWIDE VLI SEPARATE ACCOUNT-6 (NOTES TO FINANCIAL STATEMENTS, Continued)

(7)  Financial Highlights

     The following is a summary of units outstanding, unit fair values and contract owners' equity for variable life and annuity contracts as of the end of the period indicated, and the contract expense rate, investment income ratio and total return for the year ended December 31, 2004 and the period November 30, 2003 (commencement of operations) through December 31, 2003.

                                     Contract                                                    Investment
                                     Expense                       Unit            Contract        Income            Total
                                      Rate*        Units        Fair Value      Owners' Equity     Ratio**         Return***
                                     --------    ---------     ------------     --------------   ----------    ----------------
American Century VP - Income & Growth Fund - Class II
  2004 .....................           0.00%       2,714       $  12.474389     $     33,855        1.01%       12.57%
American Century VP - Ultra/(R)/ Fund - Class II
  2004 .....................           0.00%       9,962          11.710979          116,665        0.00%       10.59%
American Century VP - Value Fund - Class II
  2004 .....................           0.00%       9,250          12.671512          117,211        0.00%       14.17%
Fidelity/(R)/ VIP - Equity-Income Portfolio - Service Class 2
  2004 .....................           0.00%       9,968          12.409671          123,700        0.18%       11.23%
Fidelity/(R)/ VIP - Growth Portfolio - Service Class 2
  2004 .....................           0.00%       3,356          11.053471           37,095        0.11%        3.12%
Fidelity/(R)/ VIP II - Contrafund/(R)/ Portfolio - Service Class 2
  2004 .....................           0.00%      17,268          12.622344          217,963        0.04%       15.16%
Gartmore GVIT Government Bond Fund - Class I
  2004 .....................           0.00%       4,364          10.633428           46,404        4.89%        3.26%
Gartmore GVIT ID Aggressive Fund - Class II
  2004 .....................           0.00%         366          11.250923            4,118        2.95%       12.51% 05/03/04
Gartmore GVIT ID Conservative Fund - Class II
  2004 .....................           0.00%         232          10.429263            2,420        4.23%        4.29% 05/03/04
Gartmore GVIT ID Moderate Fund - Class II
  2004 .....................           0.00%         468          10.860228            5,083        1.54%        8.60% 05/03/04
Gartmore GVIT ID Moderately Aggressive Fund - Class II
  2004 .....................           0.00%       2,082          11.094081           23,098        0.82%       10.94% 05/03/04
Gartmore GVIT ID Moderately Conservative Fund - Class II
  2004 .....................           0.00%         232          10.657326            2,472        4.19%        6.57% 05/03/04
Gartmore GVIT Mid Cap Growth Fund - Class I
  2004 .....................           0.00%         496          12.308466            6,105        0.00%       15.34%
Gartmore GVIT Money Market Fund II - Class I
  2004 .....................           0.00%     514,102          10.044777        5,164,040        0.62%        0.41%
  2003 .....................           0.00%      16,351          10.003329          163,564        0.06%        0.03% 08/29/03
Gartmore GVIT Nationwide/(R)/ Fund: Class II
  2004 .....................           0.00%       9,566          11.859676          113,450       24.99%        9.53%
Gartmore GVIT Small Cap Growth Fund - Class II
  2004 .....................           0.00%         284          11.660011            3,311        0.00%       13.17%
Gartmore GVIT Small Cap Value Fund - Class II
  2004 .....................           0.00%       1,850          13.422532           24,832        0.00%       17.00%
Gartmore GVIT Small Company Fund - Class II
  2004 .....................           0.00%       2,002          13.021653           26,069        0.00%       18.78%
Rydex VT - Arktos Fund
  2004 .....................           0.00%         706           8.032405            5,671        0.00%      -11.83%
Rydex VT - Banking Fund
  2004 .....................           0.00%       4,394          12.937277           56,846        0.29%       14.74%
Rydex VT - Basic Materials Fund
  2004 .....................           0.00%      10,942          14.103745          154,323        0.08%       20.83%
Rydex VT - Biotechnology Fund
  2004 .....................           0.00%       7,664          10.432198           79,952        0.00%        1.10%

                                                                     (Continued)

  NATIONWIDE VLI SEPARATE ACCOUNT-6 (NOTES TO FINANCIAL STATEMENTS, Continued)

                                     Contract                                                    Investment
                                     Expense                       Unit            Contract        Income            Total
                                      Rate*        Units        Fair Value      Owners' Equity     Ratio**         Return***
                                     --------    ---------     ------------     --------------   ----------    ----------------
Rydex VT - Consumer Products Fund
  2004 .....................           0.00%       8,724       $  12.301853     $    107,321        0.09%       13.30%
Rydex VT - Electronics Fund
  2004 .....................           0.00%      26,786           8.361905          223,982        0.00%      -21.98%
  2003 .....................           0.00%         331          10.717460            3,547        0.00%        7.17% 09/02/03
Rydex VT - Energy Fund
  2004 .....................           0.00%       9,006          14.959597          134,726        0.01%       32.27%
Rydex VT - Energy Services Fund
  2004 .....................           0.00%       6,832          13.918556           95,092        0.00%       33.74%
Rydex VT - Financial Services Fund
  2004 .....................           0.00%       6,502          12.922869           84,024        0.37%       17.12%
Rydex VT - Health Care Fund
  2004 .....................           0.00%       5,430          11.361762           61,694        0.00%        6.22%
Rydex VT - Internet Fund
  2004 .....................           0.00%       8,104          13.309860          107,863        0.00%       15.87%
  2003 .....................           0.00%         306          11.486698            3,515        0.00%       14.87% 09/02/03
Rydex VT - Inverse Dynamic Dow 30 Fund
  2004 .....................           0.00%      11,886           8.853319          105,231        0.00%      -11.47% 05/03/04
Rydex VT - Inverse Mid-Cap Fund
  2004 .....................           0.00%           8           8.806000               70        0.00%      -11.94% 05/03/04
Rydex VT - Inverse Small-Cap Fund
  2004 .....................           0.00%           2           8.564000               17        0.00%      -14.36% 05/03/04
Rydex VT - Juno Fund
  2004 .....................           0.00%      45,952           8.251871          379,190        0.00%      -10.67%
Rydex VT - Large Cap Europe Fund
  2004 .....................           0.00%      10,914          14.853477          162,111       33.87%       16.15%
Rydex VT - Large Cap Japan Fund
  2004 .....................           0.00%       8,582          11.964662          102,681        0.00%       10.33%
Rydex VT - Large-Cap Growth Fund
  2004 .....................           0.00%      25,208          10.426349          262,827        2.64%        4.26% 05/03/04
Rydex VT - Large-Cap Value Fund
  2004 .....................           0.00%       9,168          11.248572          103,127        1.02%       12.49% 05/03/04
Rydex VT - Leisure Fund
  2004 .....................           0.00%      12,566          13.784595          173,217        0.00%       23.86%
Rydex VT - Long Dynamic Dow 30 Fund
  2004 .....................           0.00%      67,110          10.864909          729,144       24.03%        8.65% 05/03/04
Rydex VT - Medius Fund
  2004 .....................           0.00%      35,336          13.948005          492,867        0.00%       22.14%
Rydex VT - Mekros Fund
  2004 .....................           0.00%     270,782          14.291895        3,869,988        0.00%       25.20%
Rydex VT - Mid-Cap Growth Fund
  2004 .....................           0.00%      23,814          10.852000          258,430        0.00%        8.52% 05/03/04
Rydex VT - Mid-Cap Value Fund
  2004 .....................           0.00%      19,082          11.520171          219,828        0.04%       15.20% 05/03/04
Rydex VT - Nova Fund
  2004 .....................           0.00%      45,914          12.994126          596,612        0.03%       14.62%
Rydex VT - OTC Fund
  2004 .....................           0.00%      64,918          11.680186          758,254        0.00%        9.35%
Rydex VT - Precious Metals Fund
  2004 .....................           0.00%       7,414          10.632748           78,831        0.00%      -14.21%
Rydex VT - Real Estate Fund
  2004 .....................           0.00%       9,892          14.360615          142,055        0.86%       29.54%

                                                                     (Continued)

  NATIONWIDE VLI SEPARATE ACCOUNT-6 (NOTES TO FINANCIAL STATEMENTS, Continued)

                                     Contract                                                    Investment
                                     Expense                       Unit            Contract        Income            Total
                                      Rate*        Units        Fair Value      Owners' Equity     Ratio**         Return***
                                     --------    ---------     ------------     --------------   ----------    ----------------
Rydex VT - Retailing Fund
  2004 .....................           0.00%       1,914       $  11.088014     $     21,222        0.00%       10.06%
Rydex VT - Sector Rotation Fund
  2004 .....................           0.00%      11,686          11.710392          136,848        0.00%       10.71%
Rydex VT - Small-Cap Growth Fund
  2004 .....................           0.00%      29,966          11.581557          347,053        0.00%       15.82% 05/03/04
Rydex VT - Small-Cap Value Fund
  2004 .....................           0.00%      17,220          11.803243          203,252        0.09%       18.03% 05/03/04
Rydex VT - Technology Fund
  2004 .....................           0.00%       2,962          10.720064           31,753        0.00%        1.15%
  2003 .....................           0.00%         323          10.598204            3,423        0.00%        5.98% 09/02/03
Rydex VT - Telecommunications Fund
  2004 .....................           0.00%         742          12.465243            9,249        0.00%       12.68%
Rydex VT - Titan 500 Fund
  2004 .....................           0.00%      67,356          13.831516          931,636        0.00%       16.90%
  2003 .....................           0.00%          14          11.832066              166        0.00%       18.32% 09/02/03
Rydex VT - Transportation Fund
  2004 .....................           0.00%       4,710          13.111746           61,756        0.00%       22.99%
Rydex VT - U.S. Government Bond Fund
  2004 .....................           0.00%       6,408          11.254914           72,121        3.37%        8.36%
Rydex VT - Ursa Fund
  2004 .....................           0.00%       1,028           8.212022            8,442        0.00%      -10.21%
Rydex VT - Utilities Fund
  2004 .....................           0.00%       6,982          12.752103           89,035        2.24%       17.31%
Rydex VT - Velocity 100 Fund
  2004 .....................           0.00%      79,288          12.879723        1,021,207        1.71%       14.21%
                                                                                ------------
Contract Owners' Equity Total By Year
  2004 ....................................................................     $ 18,547,439
                                                                                ============
  2003 ....................................................................     $    174,215
                                                                                ============

* This represents the annual contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

** This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

*** This represents the total return for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit value for expenses assessed. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the period.

             Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and
 Contract Owners of Nationwide VLI Separate Account-6:

     We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide VLI Separate Account-6 (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 2004, and the related statements of operations and changes in contract owners' equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

     We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2004, and the results of its operations, changes in contract owners' equity, and financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

KPMG LLP
Columbus, Ohio
March 4, 2005

NATIONWIDE LIFE INSURANCE COMPANY                                    PRSRT STD
HOME OFFICE: ONE NATIONWIDE PLAZA . COLUMBUS, OHIO 43215-2220      U.S. POSTAGE
                                                                       PAID
                                                                    NATIONWIDE

Nationwide/(R)/ is a registered federal service mark of Nationwide Mutual Insurance Company